Accrued Expenses and Other Payables (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued Expenses and Other Payables
Payroll and welfare payables	$ 2,281,914	¥ 15,695,733	¥ 22,288,807
VAT and other tax payables	3,355,722	23,081,723	28,569,804
Other payables and accruals	423,903	2,915,745	3,911,569
Total accrued expenses and other payables	$ 6,061,539	¥ 41,693,201	¥ 54,770,180